BUSINESS COMBINATIONS - Additional Information - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Aug. 30, 2019	Apr. 01, 2018	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 1,059,504
Cash consideration	$ 53,700	43
Stock consideration	60,900	1,043,424
Total assets acquired	74,900	4,402,804
Total liabilities assumed	18,400	4,018,943		$ 18,380	$ 4,018,948	$ 0
Goodwill	58,000	675,643	$ 58,000	57,520	676,167	$ 0
Payments for Merger Related Costs				$ 3,200	$ 37,800
Loans		2,792,572
Business Combination, Acquired Receivables, Gross Contractual Amount		2,900,000
Bannockburn [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 114,600
MainSource [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 1,100,000
Business Acquisition, Number Of Shares Received by Acquiree		1.3875